INCOME TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
9. INCOME TAXES
Provision for Income Taxes
Income (loss) before income taxes for the twelve months ended September 30, 2024, 2023, and 2022 is comprised of the following (amounts in thousands):

	2024	2023	2022
Domestic	$10,246	$23,836	$11,483
Foreign	(11,155)	(13,495)	(7,881)
Total	$(909)	$10,341	$3,602
For the twelve months ended September 30, 2024, 2023, and 2022 the income tax benefit (provision) was as follows (amounts in thousands):

	2024	2023	2022
Current:
Federal	$(6,323)	$(4,414)	$(233)
State	(420)	(1,215)	(325)
Foreign	495	(1,023)	(1,800)
Total current benefit (provision) for income taxes	(6,248)	(6,652)	(2,358)
Deferred:
Federal	4,291	(659)	(1,400)
State	397	819	513
Foreign	5,747	4,178	3,337
Total deferred benefit (provision) for income taxes	10,435	4,338	2,450
Total tax benefit (provision)	$4,187	$(2,314)	$92
Deferred Income Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets and liabilities as of September 30, 2024 and 2023 are as follows (amounts in thousands):

	2024	2023
Deferred tax assets:
Stock-based compensation	$2,866	$2,357
Net operating loss carryforwards	12,437	11,548
Research credit carryforwards	5,398	4,336
Lease liability	1,235	1,185
Intangibles	8,408	4,606
Other, net	682	852
Total deferred assets	31,026	24,884
Deferred tax liabilities:
Right of use asset	(1,141)	(1,032)
Intangibles	(13,414)	(15,914)
Total deferred liabilities	(14,555)	(16,946)
Valuation allowance for net deferred tax assets	(1,215)	(2,769)
Net deferred tax asset	$15,256	$5,169
The net change in the total valuation allowance for the twelve months ended September 30, 2024 was a decrease of $1.6 million, due to the release of valuation allowances in certain of the Company's foreign jurisdictions. There was no material change in the total valuation allowance during the twelve months ended September 30, 2023.
Evaluating the need for and the amount of a valuation allowance for deferred tax assets often requires significant judgment and extensive analysis of all available evidence to determine whether it is more likely than not that these assets will be realizable. Mitek routinely assesses the positive and negative evidence for this realizability, including the evaluation of sustained profitability and three years of cumulative pretax income for each tax jurisdiction. Based on the overall analysis of the positive and negative evidence in each tax jurisdiction, during the twelve months ended September 30, 2024, Mitek released the valuation allowances related to certain foreign deferred tax assets. Valuation allowance releases for the year ended September 30, 2024 resulted in recognition of a portion of these deferred tax assets and a benefit to Mitek's provision for income taxes of $1.6 million.
As of September 30, 2024, the Company has no available net operating loss carryforwards for federal income tax purposes. The net operating losses for state purposes are $24.3 million, which will begin to expire in 2032. As of September 30, 2024, the Company has no available federal research and development credit carryforwards. As of September 30, 2024, the Company has available California research and development credit carryforwards, net of reserves, of $3.7 million, which do not expire. As of September 30, 2024, the Company has available foreign research and development credit carryforwards of $1.7 million, which will begin to expire in 2037.
Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “IRC”) limit the utilization of tax attribute carryforwards that arise prior to certain cumulative changes in a corporation’s ownership. The Company has completed an IRC Section 382/383 analysis through March 31, 2017 and any identified ownership changes had no impact to the utilization of tax attribute carryforwards. Any future ownership changes may have an impact on the utilization of the tax attribute carryforwards.
Earnings from the Company's foreign subsidiaries are considered to be indefinitely reinvested. A distribution of these non-U.S. earnings in the form of dividends or otherwise would subject the Company to foreign withholding taxes and may subject the Company to U.S. federal and state taxes.
Income Tax Provision Reconciliation
The difference between the income tax benefit (provision) and income taxes computed using the U.S. federal income tax rate was as follows for the twelve months ended September 30, 2024, 2023, and 2022 (amounts shown in thousands):

	2024	2023	2022
Amount computed using statutory rate	$191	$(2,172)	$(756)
Net change in valuation allowance for net deferred tax assets	1,696	292	(1,702)
Foreign rate differential	439	504	268
Permanent differences	190	(14)	(64)
Transaction costs	—	—	(411)
State income tax	(19)	(100)	251
Research and development credits	1,754	791	1,166
Contingent consideration	(28)	(432)	285
Uncertain tax positions	(93)	(184)	(318)
Stock compensation, net	(242)	(522)	(232)
Other	299	(477)	1,605
Income tax (provision) benefit	$4,187	$(2,314)	$92
Uncertain Tax Positions
The following table reconciles the beginning and ending amount of unrecognized tax benefits for the twelve months ended September 30, 2024, 2023, and 2022 (amounts shown in thousands):

	2024	2023	2022
Gross unrecognized tax benefits at the beginning of the year	$2,985	$2,664	$2,114
Additions from tax positions taken in the current year	253	330	484
Additions from tax positions taken in prior years	—	—	66
Reductions from tax positions taken in prior years	(355)	(9)	—
Gross unrecognized tax benefits at end of the year	$2,883	$2,985	$2,664
Of the total unrecognized tax benefits at September 30, 2024, $2.5 million will impact the Company’s effective tax rate. The Company does not anticipate that there will be a substantial change in unrecognized tax benefits within the next twelve months.
The Company recognized interest and penalties related to unrecognized tax benefits in the income tax provision of $0.1 million in twelve months ended September 30, 2024, and none were recognized in each of the twelve months ended 2023 or 2022. Interest and penalties accrued as of September 30, 2024 were $0.1 million and none were accrued as of September 30, 2023.
The Company is subject to income taxation in the U.S. at the federal and state levels. All tax years are subject to examination by U.S., California, and other state tax authorities due to the utilization of carryforwards in recent years and due to the carryforward of unutilized net operating losses and tax credits. The Company is also subject to foreign income taxes in the countries in which it operates. To the Company’s knowledge, the Company is not currently under examination by any taxing authorities.